General administrative expenses and other operating incomes (expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of general administrative expenses and other operating income (expense) [Abstract]
Details of general and administrative expenses
(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2016	2017	2018
Salaries	Short-term employee benefits	Salaries	1,323,007	1,317,826	1,484,236
		Employee benefits	466,585	559,562	468,012
	Retirement benefit service costs		156,356	146,848	145,149
	Termination		179,286	299,562	225,106

	Sub-total		2,125,234	2,323,798	2,322,503

Depreciation and amortization			248,269	183,601	216,735
Other generaland administrative expenses	Rent		311,992	313,080	321,198
	Taxes and public dues		102,531	111,248	115,454
	Service charges		244,543	198,828	222,530
	Computer and IT related		83,978	70,936	88,689
	Telephone and communication		63,699	65,015	70,618
	Operating promotion		48,115	43,850	43,540
	Advertising		76,153	68,942	72,450
	Printing		9,502	8,633	8,601
	Traveling		11,681	13,064	12,757
	Supplies		6,827	6,795	7,071
	Insurance premium		8,092	8,548	8,355
	Reimbursement		26,846	27,516	23,474
	Maintenance		16,470	16,081	17,384
	Water, light and heating		15,006	14,165	14,686
	Vehicle maintenance		9,987	9,902	10,264
	Others		69,551	46,799	47,724

	Sub-total		1,104,973	1,023,402	1,084,795

	Total		3,478,476	3,530,801	3,624,033

Details of other operating income
(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Gain on transactions of foreign exchange	4,791,772	3,391,095	1,227,561
Gain on disposals of loans and receivables(*1)	204,239	205,490	—
Gain related to derivatives (Designated for hedging)	130	122	35,810
Gain on fair value hedged items	99,302	53,532	42,797
Others(*2)	112,079	86,159	82,417

Total	5,207,522	3,736,398	1,388,585

(*1)

Gain (loss) on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named ‘Net gain related to financial assets at amortized cost’ in accordance with the adoption of IFRS 9.

(*2)

Other income includes income amounting to 74,700 million Won, 29,336 million Won and 29,316 million Won for the years ended December 31, 2016, 2017 and 2018, respectively, which are related to the Group’s expected payments from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.

Details of other operating expenses
(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Losses on transactions of foreign exchange	4,706,055	2,886,535	991,423
KDIC deposit insurance premium	298,804	304,055	315,315
Contribution to miscellaneous funds	295,601	286,000	298,416
Losses on disposals of loans and receivables(*1)	4,265	9,221	—
Losses related to derivatives (Designated for hedging)	98,981	109,569	36,483
Losses on fair value hedged items	475	—	17,299
Others(*2)	171,120	172,331	124,240

Total	5,575,301	3,767,711	1,783,176

(*1)

Loss on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named ‘Net gain related to financial assets at amortized cost’ in accordance with the adoption of IFRS 9.

(*2)

Others include such expenses amounting to 109,063 million Won, 5,237 million Won and 1,594 million Won for the years ended December 31, 2016, 2017 and 2018, respectively, that are related to the Group’s expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, they include 51,770 million Won and 48,292 million Won for the years ended December 31, 2017 and 2018, respectively, of intangible asset amortization expense.